Variable Interest Entities and Joint Ventures	6 Months Ended
Jun. 30, 2021
FF Intelligent Mobility Global Holdings Ltd [Member]
Variable Interest Entities and Joint Ventures [Line Items]
Variable Interest Entities and Joint Ventures
3.	Variable Interest Entities and Joint Ventures

The LeSee Arrangement

In November 2017, as part of a broader corporate reorganization and to facilitate third-party investment, the Company incorporated its top-level holding company, Smart King, Ltd., in the Cayman Islands to enable effective control over the Company’s Chinese operating entity, FF Hong Kong Holding Ltd., and its subsidiaries without direct equity ownership. The Company entered into a series of contractual arrangements (“VIE contractual arrangements”) with LeSEE and LeSEE Zhile Technology Co., Ltd. (“LeSEE Zhile”), a related party of the Company, to enable the Company to exercise effective control over LeSEE and its subsidiaries, to receive substantially all of the economic benefits of such entities, and to have an exclusive option to purchase all or part of the equity interests in LeSEE.

On August 5, 2020, an equity transfer agreement (the “Equity Transfer Agreement”) was entered into between the Company and LeSEE Zhile, pursuant to which, LeSEE Zhile transferred 48% equity of LeSEE to the Company for no consideration. After the transfer, LeSEE Zhile owned 1% of LeSEE and the Company owned 99% of LeSEE, making LeSEE a majority-owned subsidiary of the Company and no longer a VIE, since LeSEE is consolidated through majority voting and equity interests.

The The9 Arrangement

On March 24, 2019, the Company entered into a Joint Venture Agreement (“JVA”) with The9 Limited (“The9”). Pursuant to the JVA, the Company and The9 agreed to establish an equity joint venture in Hong Kong, which would in turn establish a wholly-owned subsidiary in China, intended to engage in the business of manufacturing, marketing, selling, and distributing the planned Faraday Future Icon V9 model electric vehicle in China. The Company and The9 would each be 50% owners of the joint venture. The9 made a $5,000 non-refundable initial deposit (“The9 Conditional Obligation”) to the Company to participate in the joint venture. The9 has the right to convert the initial deposit into various classes of stock in the Company. For accounting purposes, the deposit is a financial instrument that embodies a conditional obligation that the issuer may settle by issuing a variable number of shares. The9 Conditional Obligation was measured at fair value, was remeasured at each reporting period, and represents a Level 3 financial instrument under the fair value hierarchy. (See Note 7. Fair Value of Financial Instruments). The fair value of The9 Conditional Obligation was $1,128 as of December 31, 2020 and is included in Current Liabilities on the unaudited Condensed Consolidated Balance Sheets. On November 22, 2020, the parties entered into an agreement to convert the initial deposit into Class B Ordinary Stock in the Company. Neither the Company nor The9 have made contributions to the joint venture as of June 30, 2021 and it has yet to commence business activities. The9 Conditional Obligation was converted into 2,944,011 shares of Class B Ordinary Stock on February 23, 2021.

The Tier-1 Chinese City Arrangement

In September 2020, the Company entered into a non-binding memorandum of understanding with a tier-1 city in China, whose affiliated entities are subscribers in the PIPE Financing, pursuant to which the Company established a joint venture entity (the “JV”) in China. The Company operates and controls the JV. The strategic partnership is subject to a binding definitive agreement and certain related transactions and agreement by the parties, under which the Company will receive capital of no less than $500,000 through the closing of the Merger Agreement. In December 2020, the JV was established as an entity wholly-owned by the Company, which will primarily engage in the activities contemplated in the memorandum of understanding. The tier-1 Chinese city will be allocated its respective equity interest in the JV upon contribution of assets to the JV. There has been no activity related to, or contributions of assets into, the JV by either party as of June 30, 2021.

The Geely Arrangement

In December 2020, the Company entered into a non-binding memorandum of understanding with Zhejiang Geely Holding Group Co., Ltd. (“Geely Holding”), who is also a subscriber in the PIPE Financing, pursuant to which the parties contemplate a strategic cooperation in various areas including engineering, technology, supply chain, and contract manufacturing (“Geely JV”).

In January 2021, the Company and Geely Holding entered into a cooperation framework agreement and a license agreement that set forth the major commercial understanding of the proposed cooperation among the parties in the areas of potential investment into the Geely JV, engineering, technology, and contract manufacturing support. The foregoing framework agreement and the license agreement may be terminated if the parties fail to enter into the joint venture definitive agreement or to close the Merger Agreement and related transactions.